RELATED PARTY TRANSACTIONS - Notes receivable related party transactions (Details) - USD ($)				6 Months Ended
	May 01, 2025	Jan. 10, 2025	Sep. 19, 2024	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024
RELATED PARTY TRANSACTIONS
Interest income				$ 639,730	$ 348,639
Interest receivable				238,047		$ 156,000
Notes Receivable | Mufang Gao | Subsequent event
RELATED PARTY TRANSACTIONS
Proceeds from repayment of note receivable	$ 144,846
Related party
RELATED PARTY TRANSACTIONS
Outstanding principal balance				144,846		1,370,741
Proceeds from repayment of note receivable				1,424,693
Related party | Notes Receivable
RELATED PARTY TRANSACTIONS
Interest income				4,858
Interest receivable				673		2,503
Related party | Notes Receivable | Xian Xu
RELATED PARTY TRANSACTIONS
Annual interest rate			3.00%
Outstanding principal balance				0		$ 1,370,741
Related party | Notes Receivable | Mufang Gao
RELATED PARTY TRANSACTIONS
Annual interest rate		2.00%
Outstanding principal balance				$ 144,846